Schedule of cost of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories at the beginning of the year	$ 116	$ 153	$ 137
Plus: Charges for the year
Purchases of inventories, energy and gas	433	153	353
Salaries and social security charges	59	51	57
Benefits to employees	13	11	9
Accrual of defined benefit plans	4	4	4
Works contracts, fees and compensation for services	68	55	60
Depreciation of property, plant and equipment	194	194	171
Intangible assets amortization	1	5	6
Right-of-use assets amortization	5	1	2
Transport of energy	6	5	4
Transportation and freights	22	20	22
Consumption of materials	26	17	21
Penalties	2		1
Maintenance	52	26	27
Canons and royalties	65	42	59
Environmental control	4	4	3
Rental and insurance	27	23	21
Surveillance and security	3	2	6
Taxes, rates and contributions	4	3	4
Other	6	2	(4)
Subtotal	994	618	826
Gain on monetary position		8	1
Less: Inventories at the end of the year	(155)	(116)	(153)
Total cost of sales	$ 955	$ 663	$ 811